UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02661

Name of Fund:  BlackRock Pacific Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Pacific

Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 9.4%
Australia & New Zealand Banking Group Ltd.	159,235	$4,429,946
BHP Billiton PLC	92,539	2,030,797
Commonwealth Bank of Australia	65,710	4,660,850
Incitec Pivot Ltd.	1,011,025	3,122,802
Lend Lease Group	318,432	4,021,983
Macquarie Group Ltd.	51,709	3,005,657
QBE Insurance Group Ltd.	575,913	5,692,790
Spotless Group Holdings Ltd.	1,287,075	2,220,037

		29,184,862
China — 16.4%
Agricultural Bank of China Ltd., Class H	7,021,000	3,476,041
Angang Steel Co. Ltd.	2,200,000	1,618,973
Bank of China Ltd., Class H	9,053,000	5,233,318
CGN Power Co. Ltd., Class H (a)(b)	2,804,000	1,207,808
China Construction Bank Corp., Class H	4,701,000	3,901,767
China Life Insurance Co. Ltd., Class H	1,526,000	6,707,920
China Unicom Hong Kong Ltd.	2,238,000	3,406,892
Chongqing Rural Commercial Bank, Class H	5,370,000	3,481,220
GF Securities Co., Ltd. (a)	763,400	1,856,151
Li Ning Co. Ltd. (a)(c)	4,152,082	2,354,797
Ping An Insurance Group Co. of China Ltd., Class H	644,500	7,731,828
Tencent Holdings Ltd.	248,500	4,718,991
WuXi PharmaTech Cayman, Inc. — ADR (a)	51,819	2,009,541
Zhuzhou CSR Times Electric Co. Ltd., Class H	472,500	3,108,070

		50,813,317
Hong Kong — 4.6%
AIA Group Ltd.	995,200	6,248,346
China Resources Land Ltd.	1,583,333	4,474,823
Cowell e Holdings, Inc. (a)	2,125,000	1,049,802
Techtronic Industries Co.	765,500	2,580,804

		14,353,775
India — 5.1%
Bharti Infratel Ltd.	346,533	2,131,872
CESC Ltd.	252,558	2,437,962
Coal India Ltd.	450,136	2,607,045
Glenmark Pharmaceuticals Ltd.	171,732	2,157,309
IDFC Ltd.	653,207	2,045,447
UPL Ltd.	639,685	4,519,345

		15,898,980
Indonesia — 0.4%
Matahari Department Store Tbk PT	883,343	1,328,384
Common Stocks	Shares	Value
Japan — 39.6%
The Dai-ichi Life Insurance Co. Ltd.	246,900	$3,581,311
Denso Corp.	77,300	3,523,745
FANUC Corp.	8,500	1,855,667
FUJIFILM Holdings Corp.	103,600	3,685,731
Hitachi Ltd.	678,000	4,630,640
Honda Motor Co. Ltd.	196,700	6,420,863
Japan Tobacco, Inc.	84,600	2,674,617
JX Holdings, Inc.	730,500	2,810,711
The Kansai Electric Power Co., Inc. (a)	310,200	2,956,478
Kawasaki Heavy Industries Ltd.	657,000	3,314,579
Kawasaki Kisen Kaisha Ltd.	1,395,000	3,745,936
KDDI Corp.	201,900	4,561,431
Leopalace21 Corp. (a)	496,900	2,601,117
Mitsubishi Electric Corp.	312,000	3,703,902
Mitsubishi Estate Co. Ltd.	205,000	4,754,349
Mitsubishi UFJ Financial Group, Inc.	1,103,900	6,836,907
MS&AD Insurance Group Holdings	179,700	5,030,885
NGK Insulators Ltd.	102,000	2,173,266
Nippon Shokubai Co. Ltd.	122,000	1,785,742
Nippon Steel & Sumitomo Metal Corp.	1,139,000	2,863,905
NSK Ltd.	130,000	1,897,424
ORIX Corp.	498,800	7,008,698
Recruit Holdings Co. Ltd. (a)	103,853	3,240,362
Ryohin Keikaku Co. Ltd.	20,100	2,918,761
SCSK Corp.	86,400	2,418,075
Sekisui Chemical Co. Ltd.	175,000	2,270,622
Shionogi & Co. Ltd.	83,300	2,773,102
Sumitomo Mitsui Financial Group, Inc.	256,300	9,817,463
Takashimaya Co. Ltd.	367,000	3,605,270
Toshiba Corp.	719,000	3,012,655
Toyota Motor Corp.	131,700	9,193,150
West Holdings Corp. (c)	152,100	1,339,560

		123,006,924
Philippines — 1.7%
Metro Pacific Investments Corp.	12,881,600	1,389,606
Vista Land & Lifescapes, Inc.	19,601,200	3,766,880

		5,156,486
South Korea — 8.7%
Hyundai Engineering & Construction Co. Ltd.	49,384	2,235,845
Hyundai Motor Co.	18,455	2,794,855
LG Household & Health Care Ltd.	6,347	4,811,237
NS Shopping Co. Ltd. (a)	1,375	304,881
POSCO	7,297	1,594,890
Samsung Electronics Co. Ltd.	5,780	7,495,234

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2015	1

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
South Korea (concluded)
SK Hynix, Inc.		188,964	$7,718,541

			26,955,483
Taiwan — 6.8%
Advanced Semiconductor Engineering, Inc.		1,331,000	1,802,352
Cathay Financial Holding Co. Ltd.		2,440,250	3,888,077
Hon Hai Precision Industry Co. Ltd.		2,012,240	5,890,107
Phison Electronics Corp.		317,000	2,626,819
Taiwan Semiconductor Manufacturing Co. Ltd.		1,524,000	7,082,882

			21,290,237
United Kingdom — 1.1%
Standard Chartered PLC		199,900	3,276,340
Total Common Stocks — 93.8%			291,264,788

Participation Notes
China — 0.9%
Deutsche Bank AG London (Chongqing Changan Automobile Co. Ltd.), due 6/06/17		313,600	1,026,348
JPMorgan Structured Products (Chongqing Changan Automobile Co. Ltd.), due 2/22/16		504,500	1,651,123

			2,677,471
South Korea — 2.0%
Citigroup Global Markets Holdings, Inc. (Shinhan Financial Group Co. Ltd.), due 1/20/15		93,159	3,522,484
Deutsche Bank AG London (Hana Financial Group, Inc.), due 11/18/19		62,810	1,627,642
Deutsche Bank AG London (Samsung Electronics Co. Ltd.),due 1/24/17		848	1,101,418

			6,251,544
Total Participation Notes — 2.9%			8,929,015
			Value

Total Long-Term Investments (Cost — $250,597,029) — 96.7%			$300,193,803

Short-Term Securities	Shares
Money Market Funds — 3.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (d)(e)		9,222,305	9,222,305

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (d)(e)(f)	USD	866	866,128
Total Money Market Funds — 3.2%			10,088,433

Time Deposits	Par (000)
Australia — 0.0%
Brown Brothers Harriman & Co., 1.34%, 4/01/15	AUD	88	66,792
Total Short-Term Securities (Cost — $10,155,225) — 3.2%			10,155,225
Total Investments (Cost — $260,752,254*) — 99.9%			310,349,028
Other Assets Less Liabilities — 0.1%			294,720

Net Assets — 100.0%			$310,643,748

*	As of March 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$263,271,932

Gross unrealized appreciation	$58,410,929
Gross unrealized depreciation	(11,333,833)

Net unrealized appreciation	$47,077,096

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

2	BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2015

Schedule of Investments (continued)

(d)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,309,144	5,913,161	9,222,305	$301
BlackRock Liquidity Series, LLC, Money Market Series	$1,418,700	$(552,572)	$866,128	$11,512

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviation

ADR	American Depositary Receipts
AUD	Australian Dollar
USD	U.S. Dollar

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2015	3

Schedule of Investments (concluded)

As of March 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$29,184,862	—	$29,184,862
China	$2,009,541	48,803,776	—	50,813,317
Hong Kong	1,049,802	13,303,973	—	14,353,775
India	4,289,181	11,609,799	—	15,898,980
Indonesia	—	1,328,384	—	1,328,384
Japan	—	123,006,924	—	123,006,924
Philippines	—	5,156,486	—	5,156,486
South Korea	5,116,118	21,839,365	—	26,955,483
Taiwan	—	21,290,237	—	21,290,237
United Kingdom	—	3,276,340	—	3,276,340
Participation Notes	—	8,929,015	—	8,929,015
Short-Term Securities:
Money Market	9,222,305	866,128	—	10,088,433
Time Deposits	—	66,792	—	66,792

Total	$21,686,947	$288,662,081	—	$310,349,028

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,086,724		—	$2,086,724
Liabilities:
Overdraft		$(61,130)		(61,130)
Collateral on securities loaned at value	—	(866,128)	—	(866,128)

Total	$2,086,724	$(927,258)	—	$1,159,466

The table below shows the transfers between Level 1 and Level 2.

	Transfers into Level 1 [1]	Transfers out of Level 1 [2]	Transfers into Level 2 [2]	Transfers out of Level 2 [1]
Assets:
Investments:
Common Stocks:	$4,289,181	$7,556,240	$7,556,240	$4,289,181
[1] Systematic fair values were not utilized at period end for these investments.
[2] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

4	BLACKROCK PACIFIC FUND, INC.	MARCH 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Pacific Fund, Inc.

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date:	May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date:	May 22, 2015